SHAREHOLDER'S EQUITY (POINTER DO BRASIL S.A. [Member])	12 Months Ended
Dec. 31, 2011
POINTER DO BRASIL S.A. [Member]
SHAREHOLDER'S EQUITY
7.	SHAREHOLDER´S EQUITY

a.	Ordinary shares:

Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to participate in the distribution of excess assets upon liquidation of the Company.

b.	Issued and outstanding share capital as at 31 December 2011:

Shareholder	Subscribed Shares	Thousands of US$ equivalent
Bracco do Brasil Empreendimentos e Participações Ltda.	7.680.000	3,774
Pointer Telocation Ltd.	7.320.000	3,493
Total	15.000.000	7,267